Marketable Securities and Other Investments (Details) - Schedule of Marketable Securities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Marketable Securities [Abstract]
Cost		$ 327,440
Gross unrealized gain
Gross unrealized loss		(183,241)
Fair value		$ 144,199